FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2018
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

19. FINANCIAL INSTRUMENTS

In accordance with ASC 825, “Financial Instruments,” the Company is required to disclose the fair value of financial instruments for which it is practical to estimate fair value. To obtain fair values, observable market prices are used if available. In some instances, observable market prices are not readily available and fair value is determined using present value or other techniques appropriate for a particular financial instrument. These techniques involve judgment and as a result are not necessarily indicative of the amounts the Company would realize in a current market exchange. The use of different assumptions or estimation techniques may have a material effect on the estimated fair value amounts.

Fair Value of Financial Instruments—The estimated fair values of the Company’s financial instruments are as follows:

	December 31, 2018		December 31, 2017
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
	(In millions)
Financial assets
Credit card and loan receivables, net	$16,816.7	$17,472.7	$17,494.5	$18,427.8
Credit card and loan receivables held for sale	1,951.6	1,995.5	1,026.3	1,067.6
Redemption settlement assets, restricted	558.6	558.6	589.5	589.5
Other investments	291.3	291.3	254.9	254.9
Derivative instruments	3.8	3.8	16.0	16.0
Financial liabilities
Derivative instruments	0.3	0.3	3.8	3.8
Deposits	11,793.7	11,768.7	10,930.9	10,937.1
Non-recourse borrowings of consolidated securitization entities	7,651.7	7,626.9	8,807.3	8,805.3
Long-term and other debt	5,725.4	5,755.3	6,070.9	6,177.6

The following techniques and assumptions were used by the Company in estimating fair values of financial instruments as disclosed herein:

Credit card and loan receivables, net — The Company utilizes a discounted cash flow model using unobservable inputs, including estimated yields (interest and fee income), loss rates, payment rates and discount rates to estimate the fair value measurement of the credit card and loan receivables.

Credit card and loan receivables held for sale — The Company utilizes a discounted cash flow model using unobservable inputs, including forecasted yields and net charge-off estimates to estimate the fair value measurement of the credit card portfolios held for sale. Loan receivables held for sale are recorded at the lower of cost or fair value, and their carrying amount approximates fair value due to the short duration of the holding period of the loan receivables prior to sale.

Redemption settlement assets, restricted — Redemption settlement assets, restricted are recorded at fair value based on quoted market prices for the same or similar securities.

Other investments — Other investments consist of marketable securities and U.S. Treasury bonds and are included in other current assets and other non-current assets in the consolidated balance sheets. Other investments are recorded at fair value based on quoted market prices for the same or similar securities.

Deposits — The fair value is estimated based on the current observable market rates available to the Company for similar deposits with similar remaining maturities.

Non-recourse borrowings of consolidated securitization entities — The fair value is estimated based on the current observable market rates available to the Company for similar debt instruments with similar remaining maturities or quoted market prices for the same transaction.

Long-term and other debt — The fair value is estimated based on the current observable market rates available to the Company for similar debt instruments with similar remaining maturities or quoted market prices for the same transaction.

Derivative instruments — The Company’s foreign currency cash flow hedges are recorded at fair value based on a discounted cash flow analysis on the expected cash flows of each derivative. This analysis reflected the contractual terms of the derivatives, including the period to maturity, and used observable market-based inputs. The fair value of the foreign currency forward contracts is estimated based on published quotations of spot foreign currency rates and forward points which are converted into implied foreign currency rates.

Financial Assets and Financial Liabilities Fair Value Hierarchy

ASC 820, “Fair Value Measurements and Disclosures,” establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. These tiers include:

•	Level 1, defined as observable inputs such as quoted prices in active markets;
•	Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and
•	Level 3, defined as unobservable inputs where little or no market data exists, therefore requiring an entity to develop its own assumptions.

Financial instruments are considered Level 3 when their values are determined using pricing models, discounted cash flow methodologies or similar techniques and at least one significant model assumption or input is unobservable. Level 3 financial instruments also include those for which the determination of fair value requires significant management judgment or estimation. The use of different techniques to determine fair value of these financial instruments could result in different estimates of fair value at the reporting date.

The following tables provide information for the assets and liabilities carried at fair value measured on a recurring basis as of December 31, 2018 and 2017:

		Fair Value Measurements at
		December 31, 2018 Using
	Balance at
	December 31,
	2018	Level 1	Level 2	Level 3
	(In millions)
Mutual funds (1)	$23.2	$23.2	$—	$—
Corporate bonds (1)	491.5	—	491.5	—
Marketable securities (2)	266.4	25.0	241.4	—
U.S. Treasury bonds (2)	24.9	24.9	—	—
Derivative instruments (3)	3.8	—	3.8	—
Total assets measured at fair value	$809.8	$73.1	$736.7	$—

Derivative instruments (3)	$0.3	$—	$0.3	$—
Total liabilities measured at fair value	$0.3	$—	$0.3	$—

		Fair Value Measurements at
		December 31, 2017 Using
	Balance at
	December 31,
	2017	Level 1	Level 2	Level 3
	(In millions)
Mutual funds (1)	$26.0	$26.0	$—	$—
Corporate bonds (1)	489.2	—	489.2	—
Marketable securities (2)	205.0	10.1	194.9	—
U.S. Treasury bonds (2)	49.9	49.9	—	—
Derivative instruments (3)	16.0	—	16.0	—
Total assets measured at fair value	$786.1	$86.0	$700.1	$—

Derivative instruments (3)	$3.8	$—	$3.8	$—
Total liabilities measured at fair value	$3.8	$—	$3.8	$—
(1)	Amounts are included in redemption settlement assets in the consolidated balance sheets.
(2)	Amounts are included in other current assets and other non-current assets in the consolidated balance sheets.
(3)	Amounts are included in other current assets and other current liabilities in the consolidated balance sheets.

There were no transfers between Levels 1 and 2 within the fair value hierarchy for the years ended December 31, 2018 and 2017.

Financial Instruments Disclosed but Not Carried at Fair Value

The following tables provide assets and liabilities disclosed but not carried at fair value as of December 31, 2018 and 2017:

	Fair Value Measurements at
	December 31, 2018
	Total	Level 1	Level 2	Level 3
	(In millions)
Financial assets:
Credit card and loan receivables, net	$17,472.7	$—	$—	$17,472.7
Credit card and loan receivables held for sale	1,995.5	—	—	1,995.5
Total	$19,468.2	$—	$—	$19,468.2

Financial liabilities:
Deposits	$11,768.7	$—	$11,768.7	$—
Non-recourse borrowings of consolidated securitization entities	7,626.9	—	7,626.9	—
Long-term and other debt	5,755.3	—	5,755.3	—
Total	$25,150.9	$—	$25,150.9	$—

	Fair Value Measurements at
	December 31, 2017
	Total	Level 1	Level 2	Level 3
	(In millions)
Financial assets:
Credit card and loan receivables, net	$18,427.8	$—	$—	$18,427.8
Credit card and loan receivables held for sale	1,067.6	—	—	1,067.6
Total	$19,495.4	$—	$—	$19,495.4

Financial liabilities:
Deposits	$10,937.1	$—	$10,937.1	$—
Non-recourse borrowings of consolidated securitization entities	8,805.3	—	8,805.3	—
Long-term and other debt	6,177.6	—	6,177.6	—
Total	$25,920.0	$—	$25,920.0	$—